24. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Schedule of reserves	This reserve is broken down as follows:
	2020	2019

	397,183	410,650

Goodwill special reserve	353,604	380,560
Call options for shares	43,579	30,090

Schedule of dividends calculation

On December 31, dividends and interest on shareholders’ equity were calculated as follows:

	2020	2019

Net income for the year	1,828,254	3,622,127

	1,828,254	3,622,127
(-) Non-distributable tax incentives	(169,540)	(194,161)
(-) Constitution of legal reserve	(83,707)	(171,398)
Adjusted profit	1,575,007	3,256,568

Minimum dividends calculated on the basis of 25% of adjusted profit	397,752	814,142

Breakdown of dividends payable and interest on shareholders’ equity:
Interest on shareholders’ equity	1,083,000	995,438
Total dividends and interest on shareholders’ equity distributed and proposed	1,083,000	995,438
Withholding income tax (IRRF) on interest on shareholders’ equity	(162,450)	(149,316)
Total dividends and interest shareholders’ equity, after withholding income taxes	920,550	846,122